Intangible assets, net (Details) - Intangible assets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Subtotal	$ 1,053,175	$ 1,016,769
Less: accumulated amortization	(1,049,686)	1,004,856
Intangible assets, net	3,489	11,913
Software
Subtotal	14,925	14,409
Patents
Subtotal	$ 1,038,250	$ 1,002,360